Investment Objectives and Goals	Aug. 26, 2025
NYLI CBRE Real Assets ETF
Prospectus [Line Items]
Risk/Return [Heading]	NYLI CBRE Real Assets ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The NYLI CBRE Real Assets ETF (the “Fund”) seeks total return through capital growth and current income.
NYLI MacKay Core Plus Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	NYLI MacKay Core Plus Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The NYLI MacKay Core Plus Bond ETF (the “Fund”) seeks total return.
NYLI MacKay High Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	NYLI MacKay High Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The NYLI MacKay High Income ETF (the “Fund”) seeks to maximize current income.
NYLI MacKay Securitized Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	NYLI MacKay Securitized Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The NYLI MacKay Securitized Income ETF (the “Fund”) seeks total return with an emphasis on current income.
NYLI MacKay Muni Insured ETF
Prospectus [Line Items]
Risk/Return [Heading]	NYLI MacKay Muni Insured ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The NYLI MacKay Muni Insured ETF (the “Fund”) seeks current income exempt from federal income tax.
NYLI MacKay Muni Short Duration ETF
Prospectus [Line Items]
Risk/Return [Heading]	NYLI MacKay Muni Short Duration ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The NYLI MacKay Muni Short Duration ETF (the “Fund”) seeks current income exempt from regular federal income tax.
NYLI MacKay Muni Intermediate ETF
Prospectus [Line Items]
Risk/Return [Heading]	NYLI MacKay Muni Intermediate ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The NYLI MacKay Muni Intermediate ETF (the “Fund”) seeks current income exempt from federal income tax.
NYLI MacKay California Muni Intermediate ETF
Prospectus [Line Items]
Risk/Return [Heading]	NYLI MacKay California Muni Intermediate ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The NYLI MacKay California Muni Intermediate ETF (the “Fund”) seeks current income exempt from federal and California income taxes.
NYLI Winslow Large Cap Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Winslow Large Cap Growth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The NYLI Winslow Large Cap Growth ETF (the “Fund”) seeks long-term growth of capital.
NYLI Winslow Focused Large Cap Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Winslow Focused Large Cap Growth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The NYLI Winslow Large Cap Growth ETF (the “Fund”) seeks long-term growth of capital.